Leasing arrangements - leasee - Summary of profit and loss accounts relating to lease contracts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Items affecting profit or loss
Interest expense on lease liabilities	$ 14,349
Expense on short-term lease contracts	$ 230,589